Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2019
Cash Flow Information [Abstract]
Cash Flow Information
Note 21—Cash Flow Information
Millions of Dollars
2019 2018 2017
Noncash Investing Activities
Increase (decrease) in PP&E related to an increase (decrease)

in asset
retirement obligations $ 205 395 (37)
Increase (decrease) in assets and liabilities acquired in

a nonmonetary
exchange*
Accounts receivable - (44) -
Inventories - 42 -
Investments and long-term receivables - 15 -
PP&E - 1,907 -
Other long-term assets - (9) -
Accounts payable - 7 -
Accrued income and other taxes - 40 -
Cash Payments
Interest $ 810 772 1,163
Income taxes 2,905 2,976 1,168
Net Sales (Purchases) of Investments
Short-term investments purchased $ (4,902) (1,953) (6,617)
Short-term investments sold 2,138 3,573 4,827
Investments and long-term receivables purchased (146) - -
$ (2,910) 1,620 (1,790)
*See Note 5—Asset Acquisitions and

Dispositions.